Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

Supplement to the Prospectus dated January 1, 2014,

as supplemented to date

Capital Appreciation Fund

Core Bond Fund

High Yield Bond Fund

International Opportunities Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Money Market II Fund

Small Cap Growth Fund

Small Cap Value Fund

Socially Responsible Fund

Strategic Bond Fund

(each a “Fund,” and collectively, the “Funds”)

Aggressive Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

(each a “Lifestyle Fund,” and collectively the “Lifestyle Funds”)

Effective immediately, in each of the Fund’s Fund Summary, under Fees and Expenses of the Fund, the second sentence of the first footnote to the table is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Effective immediately, in each of the Lifestyle Fund’s Fund Summary, under Fees and Expenses of the Fund, the second sentence of the second footnote to the table is hereby deleted and replaced with the following:

For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Date: May 12, 2014

VALIC COMPANY II

Supplement to the Statement of Additional Information

dated January 1, 2014, as supplemented to date

Effective immediately, on page 39 of the Statement of Additional Information, under the heading INVESTMENT ADVISER, the second sentence of the last paragraph is hereby deleted in its entirety and replaced with the following:

Annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.

Please retain this supplement for future reference.

Date: May 12, 2014